NET INCOME(LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2023
NET INCOME(LOSS) PER SHARE
Schedule of the Calculation of net loss per share

	For the years ended December 31,
	2021	2022	2023

Numerator:
Net income (loss) attributable to AirNet Technology Inc.’s ordinary shareholders	$(17,335)	$(13,335)	$(574)

Denominator:
Weighted average ordinary shares outstanding used in computing net (loss) income per ordinary share
Basic and diluted (i)	4,390,703	7,803,348	6,571,281
Weighted average shares used in calculating (loss) income per ADS
Basic and diluted	4,390,703	7,803,348	6,571,281

Net income (loss) per ordinary share
Basic and diluted	$(3.95)	$(1.71)	$(0.09)

Net income (loss) per ADS (ii)
Basic and diluted	$(3.95)	$(1.71)	$(0.09)